U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                              Read  instructions at end of Form before preparing
Form.
                              Please print or type.

    1. Name and address of issuer:

       TWEEDY, BROWNE FUND INC.
       52 Vanderbilt Avenue
       New York, New York 10017

    2. Name of each series or class of funds for which this notice is filed:

       Global Value Fund
       American Value Fund

    3. Investment Company Act File Number:  811-7458

       Securities Act File Number:  33-57724

    4. Last day of fiscal year for which this notice is filed:  March 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: |_|

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

    7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       No

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

       No

     9. Number and aggregate sale price of securities sold during the fiscal year:

                             Number of Shares                      Price
Global Value                   35,117,166                       $522,414,402
American Value                  9,381,470                        146,286,093
--------------                  =========                        ===========
Total                          44,498,636.00                    $668,700,495

   10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

       44,498,636 shares for $668,700,495

   11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                    Share Amt.                   Dollar Amt.
   Global Value                     5,409,129                    78,324,194
   American Value                     599,957                     9,419,276
                                      =======                     =========
     Total                          6,009,086                    87,743,470

   12. Calculation of registration fee:
      (i)  Aggregate sale price of securities sold during the fiscal
           year in reliance on rule 24f-2 (from Item 10):          $668,700,495

     (ii)  Aggregate price of shares issued in connection with dividend
           reinvestment plans (from Item 11, if applicable):       + 87,743,470

    (iii)  Aggregate price of shares redeemed or repurchased during
           the fiscal year (if applicable)                        - 251,281,671

     (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
           rule 24e-2 (if applicable):                                      + 0

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
           (ii), less line (iii), plus line (iv)] (if applicable):  505,162,294

     (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of
           1933 or other applicable law or regulation
           (see Instruction C.6):                                        1/3300

    (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:   153,079.49
                                                                     ==========

Instructions: Issuer should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). |-|

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

       5/27/97

                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Patricia L. Bickimer

                                    Assistant Secretary

Date:       5/27/97

*Please print the name and title of the signing officer below the signature